Acquisitions (Narrative) (Details) - USD ($) $ in Millions									1 Months Ended		2 Months Ended	12 Months Ended
	Mar. 01, 2016	Dec. 01, 2015	Mar. 02, 2015	Dec. 10, 2014	Dec. 01, 2014	Nov. 30, 2014	Mar. 01, 2014	Feb. 28, 2014	Mar. 31, 2016	Dec. 31, 2014	Mar. 01, 2014	Dec. 31, 2015	Dec. 31, 2014
Statement [Line Items]
Units issued associated with acquisitions												2,345,339	4,704,221
General partner interest, percent		2.00%	2.00%		2.00%		2.00%			2.00%
Phillips 66 [Member] | Palermo Rail Terminal Project Interest [Member] | General Partner Units [Member]
Statement [Line Items]
Units issued associated with acquisitions										268
Phillips 66 [Member] | Note Payable, 7.6 million US, 5-year, 2.9 percent [Member] | Palermo Rail Terminal Project [Member]
Statement [Line Items]
Note payable term, in years				5 years
Phillips 66 [Member] | Phillips 66 [Member] | Bayway Ferndale Cross Channel Assets [Member]
Statement [Line Items]
Cash consideration					$ 7.0
Phillips 66 [Member] | Phillips 66 [Member] | Palermo Rail Terminal Project [Member]
Statement [Line Items]
Cash consideration										$ 26.5
Cash consideration for assets										28.0
Historical carrying value of assets transferred										41.6
Phillips 66 [Member] | Phillips 66 [Member] | Palermo Rail Terminal Project Interest [Member]
Statement [Line Items]
Total consideration										8.4
Assumption of a note payable to a subsidiary of Phillips 66										7.6
Phillips 66 [Member] | Phillips 66 [Member] | Eagle Ford Gathering System Project [Member]
Statement [Line Items]
Total consideration										11.8
Cash consideration										5.5
Assumption of a note payable to a subsidiary of Phillips 66										6.3
Cash consideration for assets										$ 11.8
Phillips 66 [Member] | Phillips 66 [Member] | Common Units [Member] | Palermo Rail Terminal Project Interest [Member]
Statement [Line Items]
Units issued associated with acquisitions										13,129
Gold Line/Medford Acquisition [Member] | Phillips 66 [Member] | General Partner Units [Member]
Statement [Line Items]
Units issued associated with acquisitions							72,053
Gold Line/Medford Acquisition [Member] | Phillips 66 [Member] | Note Payable, 160 million US, 5-year, 3 percent [Member]
Statement [Line Items]
Note payable term, in years							5 years
Gold Line/Medford Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Statement [Line Items]
Total consideration							$ 700.0
Cash consideration							400.0
Aggregate fair value of units issued for assets acquired							140.0
Assumption of a note payable to a subsidiary of Phillips 66							160.0
Transaction costs							$ 1.8
Cash consideration for assets											$ 400.0
Historical carrying value of assets transferred								$ 138.0
Gold Line/Medford Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Common Units [Member]
Statement [Line Items]
Units issued associated with acquisitions							3,530,595
Bayway Ferndale Cross-Channel Acquisition [Member] | Phillips 66 [Member]
Statement [Line Items]
Aggregate fair value of units issued for assets acquired					$ 68.0
Bayway Ferndale Cross-Channel Acquisition [Member] | Phillips 66 [Member] | General Partner Units [Member]
Statement [Line Items]
Units issued associated with acquisitions					21,764
Bayway Ferndale Cross-Channel Acquisition [Member] | Phillips 66 [Member] | Note Payable, 244 million US, 5-year, 3.1 percent [Member]
Statement [Line Items]
Note payable term, in years					5 years
Bayway Ferndale Cross-Channel Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Statement [Line Items]
Total consideration					$ 340.0
Cash consideration					28.0					$ 28.0
Assumption of a note payable to a subsidiary of Phillips 66					244.0
Transaction costs					0.7
Cash consideration for assets					$ 35.0
Bayway Ferndale Cross-Channel Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Common Units [Member]
Statement [Line Items]
Units issued associated with acquisitions					1,066,412
Bayway And Ferndale Rail Racks [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Statement [Line Items]
Historical carrying value of assets transferred						$ 142.8
Subsequent Event [Member]
Statement [Line Items]
General partner interest, percent	2.00%								2.00%